As filed with the Securities and Exchange Commission on August 8, 2008
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)
(626) 914-7363
Registrant’s telephone number, including area code
Date of fiscal year end: November 30,
Date of reporting period: May 31, 2008

Item 1. Report to Stockholders.

Stephens Funds®

Semi-Annual Report

May 31, 2008

Small Cap Growth Fund
Mid Cap Growth Fund

Table of Contents

Shareholder Letter	2
Expense Example	7
Schedule of Investments	10
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	36
Additional Information	45

Stephens Funds®

Fellow Shareholder:

We are pleased to present this semi-annual report to you. The following includes a brief discussion of recent activity in equity markets, our thoughts on the market going forward, and some specific commentary on our Funds for the six month period ended May 31, 2008.

Market Overview

One of our core beliefs is that when change comes, the effects tend to be more dramatic and its duration greater than anyone expects at the onset. It has been true for business trends within specific companies, but it may also be true for the broader market.

The trends we identified in our previous letters follow this pattern and are still impacting markets today. The sub-prime financial crisis that began a year ago has wreaked havoc on capital markets and even today threatens major financial institutions. The weakness in home prices has continued. Inflation, particularly for energy and food, has also moved along the same trajectory. In an environment where the U.S. consumer has been a driving force of economic growth throughout the world, the combination of these things has put pressure on consumer spending and thus the health of the global economy.

These concerns and fears have resulted in a great deal of volatility in equity markets. The spike in volatility we saw last August was matched in January and March of this year. There was not a January effect this year, as it was one of the worst months on record. For the six month period, although growth strategies did relatively better and small and mid-cap stocks outperformed their larger counterparts, nearly every major equity index was in negative territory.

The only sectors that performed well were Energy and Basic Materials, riding a wave of price increases in underlying commodities. Consumer stocks and Financials generally sold off, and even Healthcare was not the defensive sector it traditionally has been. Surprisingly, Technology stocks were basically flat.

Outlook

From the top-down the picture is frightening. The financial crisis that began last summer appears to be still impacting markets. The housing markets are continuing to weaken, and a bottom doesn’t seem to be near. The threat of inflation still looms. Emerging market economies seem to be slowing as well. Equities have traded lower, to the point where we oscillate in and out of what the pundits remind us is “bear market territory”. There seems to be only bad news but let us remember to look beyond what the media chooses to show us and as Abraham Lincoln once said, “This too shall pass.”

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Stephens Funds®

There are still wildcards out there; the price of oil alone could be a major determinant of our economic future. But fear and volatility bring potential opportunity, particularly for long term investors.

Things may get worse before they get better — we have no crystal ball. But we should not lose sight of what could go right: valuations have retreated to more reasonable levels, Wall Street expectations have come in, and company management teams have been very conservative in their guidance. Specifically, with respect to our investment products: growth has been dramatically outperforming value, and smaller companies should have more leverage to a bottoming or rebound. We believe that growth is poised to continue to outperform value and when the fear subsides, small and mid-cap growth stocks will have the most to gain.

Stephens Small Cap Growth Fund

For the six month period ended May 31, 2008, Class A shares of the Fund had a return of -6.15%, excluding sales charges. Over the same period, the S&P 500® was also down returning -4.47%, and the Fund’s benchmark, the Russell 2000® Growth Index was down slightly less at -2.55%.

We had reduced our exposure to Financial and Consumer stocks prior to and even throughout the period. These sectors underperformed the broad market, and our underweight position helped the Fund. We are still finding opportunities within the Consumer sector, and we have had considerable rotation within the group. Even with a reduction in our exposure to Consumer stocks, the Fund was still negatively impacted.

Energy stocks were the best performers by a significant margin. We have had an overweight position in Energy since the Fund’s inception and it has continued to reward us. Petrohawk Energy Corp. (“HK”) and Goodrich Petroleum Corp. (“GDP”) were two of our biggest contributors to performance, as they benefitted from both higher commodity prices and an improved outlook for reserves and production. Most of our Energy holdings are in energy services rather than exploration and production.

Sometimes classified as Technology or Industrials, the Fund has positions in alternative energy companies. Strong performers last period, the solar energy stocks retreated significantly this period largely due to concerns about government subsidies. We initiated two new positions in stocks that are exposed to wind energy markets.

Technology was a strong point for the Fund once again, as our holdings in stocks that we believe have more stable and predictable business models fared well in this volatile environment. The Fund’s top contributor was CyberSource Inc. (“CYBS”), a transaction processing firm focused on online applications. Companies selling software-as-a-service performed well again. The Fund also had success in select semiconductor firms and semiconductor capital equipment. We remain overweight in the sector.

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Stephens Funds®

Our bias towards growth stocks causes the Fund to be underweight in very cyclical industries such as metals, mining, machinery and chemicals. Stocks in these industries performed well for the period due to inflated commodity prices and increased global demand for infrastructure. The Fund’s lack of exposure to these types of stocks hurt its performance relative to the benchmark.

Healthcare had mixed results for the period. Although it is normally thought of as a defensive sector, Healthcare stocks actually underperformed in this weak environment. A few of the Fund’s holdings had company specific issues that created some short term weakness, but our holdings in biotech and pharmaceutical stocks performed well. One of our holdings, LifeCell Corp. (“LIFC”), was acquired at a sizeable premium.

Stephens Mid Cap Growth Fund

For the six month period ended May 31, 2008, Class A shares of the Fund had a return of -4.34%, excluding sales charges. Over the same period, the S&P 500® was down slightly more at -4.47%, and the Fund’s benchmark, the Russell Midcap® Growth Index was the best performing of all Russell indices, up 0.82%.

Although in Q1 of 2008 we noticed some speculative buying of Consumer Discretionary stocks, they reverted back to being some of the worst performing toward the end of this period. For the past year, we have had a relatively low level of exposure to these sectors as a result of the macroeconomic headwinds they face, and this has continued to help the Fund. There has been more rotation within the sector; we added a few stocks, but we also sold several, in particular those affected most by high energy prices and shortfalls in discretionary spending.

Just as it was for smaller companies, Energy stocks were top performers for mid-cap. Although the Fund is more heavily weighted towards energy service companies, our best performers were exploration and production companies, Range Resources Corp. (“RRC”) and Southwestern Energy Co. (“SWN”), driven by increases in both commodity prices and production. We remain relatively overweight in the energy sector, particularly when considering the Fund’s exposure to alternative energy stocks that are classified as Industrials or Technology. Despite sound long term fundamentals, the Fund’s holdings in stocks in the solar energy industry were a contrast to our holdings in oil and gas focused companies and were a drag on performance for the period.

Along with Energy, Technology was an area of both relative and absolute strength. The Fund’s top holding was also a top performer — Activision Inc. (“ATVI”), its recent combination with Vivendi’s Blizzard division makes it the world’s largest maker of video games. We are also more heavily weighted in stocks that have consistent, predictable business models, namely, those that sell software-as-a-service and those involved in transaction processing. Amidst the economic uncertainty, these stable business models looked more attractive to investors.

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Stephens Funds®

With the housing problems and financial crisis, the Fund has benefitted from its lack of exposure to Financials. We typically have slightly less exposure to the sector because of the absence of robust earnings growth and these additional concerns have kept us clear of all but a select handful of companies.

Although it is normally thought of as a defensive sector, Healthcare stocks underperformed in this weak environment. Some stocks were affected by the disruption in capital markets, as buyers for expensive healthcare equipment paused. Biotechnology and genomics fared well. Despite the near term weakness, the Fund remains overweight in the group, as we continue to find many opportunities in companies with what we feel are stable business models exhibiting above average earnings growth.

The Fund’s lack of exposure to Basic Materials worked against performance. Much of the performance here came from inflation in commodities. It is difficult to find Basic Materials stocks that are fundamentally “growth” stocks. Our extra exposure to energy stocks has mitigated some of this phenomenon.

In Closing...

As we said in our last letter, “2008 will be a year of many challenges but also of many opportunities,” and we stand by this belief. They say that timing is everything, but it can also be said that timing equity markets is virtually impossible. It would seem that we are poised for a tailwind. In our opinion, when markets stabilize, investors should quickly realize that there are many high quality growth stocks trading at discounted valuations with unusually low expectations. If our economy reaccelerates, the stocks that have the most to gain should be the smaller more nimble companies that are growing — our specialty.

At Stephens, we firmly believe in investing alongside our clients. Each member of the portfolio management team has investments in both of our mutual funds. We thank you for your support, and we look forward to serving your investment needs.

Your Fellow Shareholder,

Ryan Edward Crane
Senior Portfolio Manager

Please refer to the following page for more important information.

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Stephens Funds®

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The S&P 500® Index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments within the report for a complete list of fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor. (7/08)

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Stephens Funds®

Sector Allocation at May 31, 2008 (Unaudited)

*	Cash equivalents and other assets less liabilities.
Sector allocations and fund holdings are subject to change at anytime and are not a recommendation to buy or sell any security.

Expense Example For the Six Months Ended May 31, 2008 (Unaudited)

As a shareholder of the Stephens Small Cap Growth Fund or the Stephens Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 – May 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Investment Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2008 (Unaudited), Continued

of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2008 (Unaudited), Continued

Stephens Small Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2007 –
	December 1, 2007	May 31, 2008	May 31, 2008*

Class A Actual	$1,000	$939	$7.27
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.57
Class C Actual**	$1,000	$1,103	$4.14
Class C Hypothetical** (5% annual return before expenses)	$1,000	$1,005	$3.94
Class I Actual	$1,000	$940	$6.06
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.31

Stephens Mid Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2007 –
	December 1, 2007	May 31, 2008	May 31, 2008*

Class A Actual	$1,000	$957	$7.27
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.57
Class C Actual**	$1,000	$1,119	$4.17
Class C Hypothetical** (5% annual return before expenses)	$1,000	$1,005	$3.94
Class I Actual	$1,000	$958	$6.12
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.31

*	Expenses are equal to the Funds’ expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) for Class A shares, 2.25% (reflecting fee waivers in effect) for Class C shares and 1.25% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period) for the Class A and Class I shares and over the period multiplied by 64/366 (to reflect the since inception period) for the Class C shares.

**	Class C shares have been offered since March 28, 2008.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace & Defense - 2.8%
2,900	Heico Corp.	$147,117
10,900	Moog, Inc. - Class A*	494,206
11,900	Stanley, Inc.*	375,564
4,700	Triumph Group, Inc.	292,293

		1,309,180

	Auto Components - 2.0%
29,700	Amerigon, Inc.*	368,874
27,000	LKQ Corp.*	598,320

		967,194

	Biotechnology - 2.6%
17,500	Affymetrix, Inc.*	211,050
15,300	Cepheid, Inc.*	402,696
12,300	Kendle International, Inc.*	464,817
3,400	Myriad Genetics, Inc.*	164,628

		1,243,191

	Capital Markets - 1.3%
1,235	Affiliated Managers Group, Inc.*	126,587
8,000	Calamos Asset Management, Inc.	161,840
4,400	Investment Technology Group, Inc.*	185,240
2,200	Stifel Financial Corp.*	125,598

		599,265

	Chemicals - 0.6%
9,200	Zoltek Co., Inc.*	278,116

	Commercial Banks - 0.9%
15,170	Pinnacle Financial Partners, Inc.*	407,921

	Commercial Services & Supplies - 6.6%
8,130	Advisory Board Co.*	375,362
10,300	Cornell Companies, Inc.*	229,072
10,735	CoStar Group, Inc.*	503,472
6,315	CRA International, Inc.*	220,204
15,500	The GEO Group, Inc.*	356,345
12,100	Portfolio Recovery Associates, Inc.*	497,189

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.4%, CONTINUED
	Commercial Services & Supplies - 6.6%, Continued

2,700	Strayer Education, Inc.	$539,730
11,500	Team, Inc.*	368,460

		3,089,834

	Communications Equipment - 1.0%
6,800	CIENA Corp.*	207,808
9,400	F5 Networks, Inc.*	282,470

		490,278

	Computers & Peripherals - 2.1%
8,800	Data Domain, Inc.*	211,200
30,800	STEC, Inc.*	392,700
17,500	Stratasys, Inc.*	380,975

		984,875

	Diversified Consumer Services - 0.5%
3,700	Capella Education Co.*	240,167

	Drilling Oil & Gas Wells - 0.4%
11,000	Pioneer Drilling Co.*	195,910

	Electrical Equipment - 0.4%
5,700	American Superconductor Corporation*	201,096

	Electronic Equipment & Instruments - 5.3%
17,520	FLIR Systems, Inc.*	690,639
8,645	National Instruments Corp.	274,565
21,300	OSI Systems, Inc.*	536,973
3,800	SunPower Corp. - Class A*	311,220
17,510	Trimble Navigation, Ltd.*	697,598

		2,510,995

	Energy Equipment & Services - 8.3%
9,200	Bolt Technology Corp.*	185,932
7,000	Core Laboratories NV*	957,740
7,600	Dril-Quip, Inc.*	443,384
7,520	Exterran Holdings, Inc.*	552,871
8,900	Hornbeck Offshore Services, Inc.*	469,030
6,230	Oceaneering International, Inc.*	444,573

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.4%, CONTINUED
	Energy Equipment & Services - 8.3%, Continued

5,635	T-3 Energy Services, Inc.*	$364,697
22,170	TETRA Technologies, Inc.*	477,098

		3,895,325

	Fire, Marine, & Casualty Insurance - 0.7%
12,198	Tower Group, Inc.	318,002

	Food & Staples Retailing - 0.6%
12,840	United Natural Foods, Inc.*	273,107

	Food Products - 1.7%
22,900	Darling International, Inc.*	368,919
15,110	Hain Celestial Group, Inc.*	434,715

		803,634

	Health Care Equipment & Supplies - 7.5%
32,100	Conceptus, Inc.*	609,258
10,960	Gen-Probe, Inc.*	624,063
20,490	Hologic, Inc.*	492,375
25,470	I-Flow Corp.*	349,703
19,680	NuVasive, Inc.*	833,054
16,700	TomoTherapy, Inc.*	148,797
23,600	Volcano Corporation*	328,984
3,600	Zoll Medical Corp.*	130,500

		3,516,734

	Health Care Providers & Services - 7.6%
11,500	Athenahealth, Inc.*	364,205
27,580	Eclipsys Corp.*	562,632
9,580	Healthways, Inc.*	309,434
10,800	ICON PLC - ADR*	761,400
20,300	PSS World Medical, Inc.*	369,866
14,510	Psychiatric Solutions Inc.*	529,180
22,300	RTI Biologics, Inc.*	221,885
14,655	VCA Antech, Inc.*	459,727

		3,578,329

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.4%, CONTINUED

	Hotels, Restaurants & Leisure - 2.3%
13,320	BJ’s Restaurants, Inc.*	$170,762
2,219	Panera Bread Co. - Class A*	115,255
17,245	Pinnacle Entertainment, Inc.*	239,188
14,700	WMS Industries, Inc.*	544,488

		1,069,693

	Insurance - 0.3%
10,600	Hallmark Financial Services, Inc.*	134,620

	Internet & Catalog Retail - 1.8%
6,700	Blue Nile, Inc.*	357,177
15,300	VistaPrint, Ltd.*	479,196

		836,373

	Internet Software & Services - 7.2%
49,859	CyberSource Corp.*	967,763
9,800	Digital River, Inc.*	392,588
2,100	Mercadolibre, Inc.*	98,595
19,305	Omniture, Inc.*	475,868
36,100	Online Resources Corp.*	350,170
12,800	ValueClick, Inc.*	257,408
26,070	Vocus, Inc.*	828,244

		3,370,636

	IT Services - 0.5%
11,800	NCI, Inc.*	247,800

	Kidney Dialysis Centers - 0.4%
27,800	Dialysis Corp of America*	202,940

	Life Insurance - 0.7%
10,900	IPC Holdings, Ltd.	309,560

	Machinery - 1.4%
13,800	Titan Machinery, Inc.*	335,340
2,700	Valmont Industries, Inc.	310,068

		645,408

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.4%, CONTINUED

	Media - 1.9%
34,400	IMAX Corporation.*	$248,712
19,200	National CineMedia, Inc.	382,080
33,400	TiVo, Inc.*	280,894

		911,686

	Multiline Retail - 0.2%
3,800	Big Lots, Inc.*	118,028

	Oil, Gas & Consumable Fuels - 3.1%
5,300	Carrizo Oil & Gas, Inc.*	354,888
8,800	Goodrich Petroleum Corp.*	374,880
17,800	Petrohawk Energy Corp.*	522,964
8,325	World Fuel Services Corp.	200,549

		1,453,281

	Prepackaged Software - 2.3%
19,650	Blackbaud, Inc.	464,919
35,400	Phase Forward, Inc.*	613,836

		1,078,755

	Semiconductor & Semiconductor Equipment - 6.8%
39,620	ARM Holdings PLC - ADR	247,229
15,400	Atheros Communications, Inc.*	514,668
9,000	Hittite Microwave Corp.*	359,550
13,900	JA Solar Holdings Co., Ltd. - ADR*	295,653
17,830	Microsemi Corp.*	488,542
12,300	Power Integrations, Inc.*	401,349
24,600	Semtech Corp.*	430,992
11,870	Varian Semiconductor Equipment Associates, Inc.*	451,416

		3,189,399

	Semiconductors & Related Devices - 0.4%
13,700	Aixtron AG - ADR*	203,993

	Software - 9.5%
15,900	Ansys, Inc.*	752,070
9,300	Concur Technologies, Inc.*	341,031
22,100	EPIQ Systems, Inc.*	364,429

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.4%, CONTINUED
	Software - 9.5%, Continued

7,300	Factset Research Systems, Inc.	$472,383
19,000	MICROS Systems, Inc.*	626,430
20,900	PROS Holdings, Inc.*	243,694
11,800	Quality Systems, Inc.	388,574
7,740	SPSS, Inc.*	304,724
18,300	THQ, Inc.*	392,535
16,115	Ultimate Software Group, Inc.*	609,630

		4,495,500

	Specialty Retail - 4.6%
15,565	Aaron Rents, Inc.	348,500
12,300	Citi Trends, Inc.*	273,060
8,490	GameStop Corp. - Class A*	421,104
8,140	Guess?, Inc.	332,356
8,625	Tween Brands, Inc.*	171,293
23,400	Ulta Salon, Cosmetics & Fragrance, Inc.*	333,684
12,770	Zumiez, Inc.*	267,659

		2,147,656

	Textiles, Apparel & Luxury Goods - 0.4%
22,200	Quiksilver, Inc.*	189,588

	Trading Companies & Distributors - 0.7%
6,345	MSC Industrial Direct Co., Inc. - Class A	345,803

	TOTAL COMMON STOCKS (Cost $39,835,485)	45,853,872

	SHORT-TERM INVESTMENT - 3.0%
	Money Market Fund - 3.0%
1,412,303	AIM Liquid Assets Portfolio - Institutional Class	1,412,303

	TOTAL SHORT-TERM INVESTMENT (Cost $1,412,303)	1,412,303

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Value
TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost $41,247,788)	$47,266,175
Liabilities in Excess of Other Assets - (0.4)%	(164,865)

TOTAL NET ASSETS - 100.0%	$47,101,310

*	Non-income producing security.
ADR	American Depository Receipt

For a summary of FAS 157 see Note 2.

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.6%
	Aerospace & Defense - 2.5%
7,550	BE Aerospace, Inc.*	$263,872
2,545	Precision Castparts Corp.	307,436

		571,308

	Auto Components - 0.6%
6,200	LKQ Corp.*	137,392

	Beverages - 1.3%
2,350	Brown-Forman Corp. - Class B	176,673
3,700	Hansen Natural Corporation*	115,588

		292,261
	Biological Products - 1.1%
12,300	QIAGEN NV*	244,893

	Biotechnology - 0.6%
2,080	Cephalon, Inc.*	140,837

	Capital Markets - 1.3%
1,830	Affiliated Managers Group, Inc.*	187,575
5,500	Calamos Asset Management, Inc.	111,265

		298,840

	Chemicals - 1.0%
3,975	Airgas, Inc.	235,201

	Commercial Banks - 0.6%
2,350	Cullen/Frost Bankers, Inc.	131,365

	Commercial Services & Supplies - 5.2%
7,300	Corrections Corp. of America*	188,194
3,700	DeVry, Inc.	211,085
3,400	FTI Consulting, Inc.*	204,204
3,800	IHS, Inc.*	226,328
6,050	Stericycle, Inc.*	352,715

		1,182,526

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.6%, CONTINUED

	Communications Equipment - 1.7%
6,350	CIENA Corp.*	$194,056
4,600	F5 Networks, Inc.*	138,230
3,500	Riverbed Technology, Inc.*	62,825

		395,111

	Computers & Peripherals - 0.5%
3,900	SanDisk Corp.*	110,409

	Diversified Financial Services - 1.0%
200	CME Group, Inc.	86,060
1,050	InterContinental Exchange, Inc.*	145,110

		231,170

	Electrical Equipment - 1.3%
4,550	Roper Industries, Inc.	295,932

	Electronic Equipment & Instruments - 7.4%
3,700	Dolby Laboratories, Inc.*	177,637
11,700	FLIR Systems, Inc.*	461,214
1,300	Itron, Inc.*	126,854
5,120	National Instruments Corp.	162,611
2,400	SunPower Corp. - Class A*	196,560
3,600	Suntech Power Holdings Co., Ltd - ADR*	153,144
9,660	Trimble Navigation Ltd.*	384,855

		1,662,875

	Energy Equipment & Services - 9.3%
2,100	Cameron International Corporation*	111,783
1,900	Core Laboratories NV*	259,958
2,250	Exterran Holdings, Inc.*	165,420
3,840	FMC Technologies, Inc.*	275,904
4,750	Helix Energy Solutions Group, Inc.*	183,493
5,310	National-Oilwell Varco, Inc.*	442,429
5,700	Noble Corp.	359,898
1,900	Smith International, Inc.	149,948
6,810	TETRA Technologies, Inc.*	146,551

		2,095,384

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.6%, CONTINUED

	Food Products - 1.0%
1,950	Bunge, Ltd.	$232,772

	Health Care Equipment & Supplies - 5.9%
6,035	Gen-Probe, Inc.*	343,633
13,048	Hologic, Inc.*	313,543
5,700	Idexx Laboratories, Inc.*	287,850
1,900	Illumina, Inc.*	149,112
6,425	ResMed, Inc.*	253,081

		1,347,219

	Health Care Providers & Services - 6.2%
6,245	Cerner Corp.*	283,336
5,300	Express Scripts, Inc.*	382,183
2,850	Healthways, Inc.*	92,055
3,195	Henry Schein, Inc.*	178,025
5,295	Psychiatric Solutions, Inc.*	193,109
8,730	VCA Antech, Inc.*	273,860

		1,402,568

	Hotels, Restaurants & Leisure - 1.2%
1,072	Panera Bread Co. - Class A*	55,680
3,150	WMS Industries, Inc.*	116,676
1,050	Wynn Resorts, Ltd.	105,031

		277,387

	Insurance - 0.7%
6,980	HCC Insurance Holdings, Inc.	166,543

	Internet Software & Services - 2.4%
6,050	Akamai Technologies, Inc.*	236,252
1,050	Mercadolibre, Inc.*	49,298
5,600	ValueClick, Inc.*	112,616
3,800	VeriSign, Inc.*	152,152

		550,318

	IT Services - 4.8%
4,600	Alliance Data Systems Corp.*	276,184
3,510	Cognizant Technology Solutions Corp. - Class A*	123,833

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.6%, CONTINUED
	IT Services - 4.8%, Continued

6,605	Global Payments, Inc.	$311,888
12,145	Iron Mountain, Inc.*	364,714

		1,076,619

	Life Insurance - 0.6%
4,850	IPC Holdings, Ltd.	137,740

	Life Science Tools & Services - 2.9%
5,130	Covance, Inc.*	420,557
3,140	Millipore Corp.*	228,121

		648,678

	Machinery - 3.4%
2,850	AGCO Corp.*	172,226
1,100	Flowserve Corp.	152,372
3,680	Joy Global, Inc.	309,966
1,250	Valmont Industries, Inc.	143,550

		778,114

	Medical Devices - 1.6%
1,255	Intuitive Surgical, Inc.*	368,455

	Multiline Retail - 0.3%
1,850	Big Lots, Inc.*	57,461

	Oil, Gas & Consumable Fuels - 5.7%
3,680	Newfield Exploration Co.*	232,723
7,750	Quicksilver Resources, Inc.*	282,333
5,500	Range Resources Corp.	361,680
9,260	Southwestern Energy Co.*	410,588

		1,287,324

	Pharmaceuticals - 0.4%
1,905	Shire PLC - ADR	98,222

	Semiconductor & Semiconductor Equipment - 7.0%
37,115	ARM Holdings PLC - ADR	231,598
7,061	ASML Holding NV - ADR	211,548
8,240	Intersil Corp. - Class A	229,649

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.6%, CONTINUED
	Semiconductor & Semiconductor Equipment - 7.0%, Continued

4,720	MEMC Electronic Materials, Inc.*	$324,075
7,880	Microchip Technology, Inc.	290,299
4,375	NVIDIA Corp.*	108,062
4,725	Varian Semiconductor Equipment Associates, Inc.*	179,692

		1,574,923

	Software - 7.2%
15,160	Activision, Inc.*	511,650
4,655	Autodesk, Inc.*	191,600
3,500	Factset Research Systems, Inc.	226,485
8,150	Nuance Communications, Inc.*	160,718
8,790	Red Hat, Inc.*	214,124
4,655	Salesforce.com, Inc.*	336,603

		1,641,180

	Specialty Retail - 7.7%
3,430	Abercrombie & Fitch Co. - Class A	249,018
7,650	Dick’s Sporting Goods, Inc.*	177,097
8,180	GameStop Corp. - Class A*	405,728
6,800	Guess?, Inc.	277,644
6,550	Petsmart, Inc.	153,532
6,050	Ross Stores, Inc.	221,551
7,850	Urban Outfitters, Inc.*	252,692

		1,737,262

	Trading Companies & Distributors - 1.3%
2,730	Fastenal Co.	134,971
3,030	MSC Industrial Direct Co., Inc. - Class A	165,135

		300,106

	Wireless Telecommunication Services - 0.9%
3,895	NII Holdings, Inc.*	195,529

	TOTAL COMMON STOCKS (Cost $19,536,103)	21,903,924

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2008 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENT - 3.4%
	Money Market Fund - 3.4%
774,666	AIM Liquid Assets Portfolio - Institutional Class	$774,666

	TOTAL SHORT-TERM INVESTMENT (Cost $774,666)	774,666

	TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost $20,310,769)	22,678,590
	Liabilities in Excess of Other Assets - (0.0)%	(6,135)

	TOTAL NET ASSETS - 100.00%	$22,672,455

*	Non-income producing security.
ADR	American Depository Receipt

For a summary of FAS 157 see Note 2.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Assets and Liabilities at May 31, 2008 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

ASSETS
Investments in securities, at value* (Note 2)	$47,266,175	$22,678,590
Receivables:
Investment securities sold	107,062	87,225
Fund shares sold	42,273	47,382
Dividends and interest	14,028	7,828
Prepaid expenses	10,267	31,174

Total assets	47,439,805	22,852,199

LIABILITIES
Payables:
Investment securities purchased	205,935	112,891
Fund shares redeemed	30,000	—
Distribution fees	14,871	6,229
Investment advisory fees, net	24,151	2,195
Administration fees	4,663	4,235
Fund accounting fees	13,806	10,270
Transfer agent fees	14,220	10,946
Custody fees	1,585	2,297
Chief compliance officer fees	994	985
Other accrued expenses	28,270	29,696

Total liabilities	338,495	179,744

NET ASSETS	$47,101,310	$22,672,455

COMPONENTS OF NET ASSETS
Paid-in capital	$42,287,168	$20,793,026
Accumulated net investment loss	(241,202)	(84,345)
Accumulated net realized loss on investments	(963,043)	(404,047)
Net unrealized appreciation on investments	6,018,387	2,367,821

Net assets	$47,101,310	$22,672,455

* Cost of Investments	$41,247,788	$20,310,769

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Assets and Liabilities at May 31, 2008 (Unaudited), Continued

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Class A:
Net assets	$37,486,738	$15,194,309
Shares issued and outstanding (unlimited number of shares authorized without par value)	3,319,918	1,299,821

Net asset value, and redemption price per share	$11.29	$11.69

Maximum offering price per share**
(net asset value per share/front-end sales charge) ($11.29/94.75%)	$11.92

($11.69/94.75%)		$12.34

Class C:
Net assets	$83,375	$60,267
Shares issued and outstanding (unlimited number of shares authorized without par value)	7,560	5,388
Net asset value, offering price, and redemption price per share***	$11.03	$11.19

Class I:
Net assets	$9,531,197	$7,417,879
Shares issued and outstanding (unlimited number of shares authorized without par value)	821,604	578,194

Net asset value, offering price, and redemption price per share	$11.60	$12.83

**	On purchases of $25,000 or more the front-end sales charge is reduced.

***	Class C has a contingent deferred sales charge. For a description of this sales charge see notes 1 and 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Operations For the Six Months Ended May 31, 2008 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

INVESTMENT INCOME
Income
Dividends (net of $629 and $681 foreign withholding tax, respectively)	$42,686	$34,834
Interest	39,179	17,079

Total investment income	81,865	51,913

EXPENSES (NOTE 3)

Investment advisory fees	167,091	71,293
Distribution fees - Class A	44,557	17,388
Registration fees	33,317	12,565
Transfer agent fees	28,129	25,806
Administration fees	26,742	21,756
Fund accounting fees	24,065	18,091
Reports to shareholders	13,989	11,401
Audit fees	9,927	9,888
Custody fees	6,937	11,267
Chief compliance officer fees	2,845	2,834
Trustee fees	2,553	2,193
Miscellaneous expense	890	1,920
Legal fees	483	885
Insurance expense	295	445
Distribution fees - Class C	53	77

Total expenses	361,873	207,809
Less fees waived	(38,806)	(71,551)

Net expenses	323,067	136,258

Net investment loss	(241,202)	(84,345)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments	(915,800)	(229,764)
Change in unrealized depreciation on investments	(1,726,770)	(178,833)

Net realized and unrealized loss on investments	(2,642,570)	(408,597)

Net decrease in net assets resulting from operations	$(2,883,772)	$(492,942)

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Changes in Net Assets

Stephens Small Cap Growth Fund

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(241,202)	$(516,736)
Net realized gain (loss) on investments	(915,800)	1,114,299
Net realized gain on options written	—	14,125
Change in unrealized appreciation (depreciation) on investments	(1,726,770)	4,938,504
Change in unrealized depreciation on options written	—	(792)

Net increase (decrease) in net assets resulting from operations	(2,883,772)	5,549,400

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	896,265	(9,568,678)
Net increase in net assets derived from net change in outstanding shares - Class C (a)(1)	79,379	—
Net increase in net assets derived from net change in outstanding shares - Class I (a)(c)	968,250	8,848,231

Total increase (decrease) in net assets from capital share transactions	1,943,894	(720,447)

Total increase (decrease) in net assets	(939,878)	4,828,953

NET ASSETS

Beginning of period/year	48,041,188	43,212,235

End of period/year	$47,101,310	$48,041,188

Accumulated net investment loss	$(241,202)	$—

(1)	Class C shares have been offered since March 28, 2008.

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class A	Shares	Value	Shares	Value

Shares sold	235,319	$2,549,407	533,954	$6,374,228
Shares redeemed (b)	(155,649)	(1,653,142)	(1,337,482)	(15,942,906)

Net increase (decrease)	79,670	$896,265	(803,528)	$(9,568,678)

(b)	Net of redemption fees of $871 and $1,663, respectively.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Changes in Net Assets, Continued

	Period Ended(1)
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class C	Shares	Value	Shares	Value

Shares sold	7,560	$79,379	—	$—
Shares redeemed	—	—	—	—

Net increase	7,560	$79,379	—	$—

	Six Months Ended
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class I	Shares	Value	Shares	Value

Shares sold	134,680	$1,488,948	690,639	$8,918,177
Shares redeemed	(48,109)	(520,698)	(5,606)	(69,946)

Net increase	86,571	$968,250	685,033	$8,848,231

(c)	Net of redemption fees of $942 and $0, respectively.
(1)	Class C shares have been offered since March 28, 2008.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Changes in Net Assets, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(84,345)	$(114,818)
Net realized gain (loss) on investments	(229,764)	328,728
Change in unrealized appreciation (depreciation) on investments	(178,833)	2,212,499

Net increase (decrease) in net assets resulting from operations	(492,942)	2,426,409

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase in net assets derived from net change in outstanding shares - Class A (a)(b)	1,855,334	932,366
Net increase in net assets derived from net change in outstanding shares - Class C (a)(1)	56,600	—
Net increase in net assets derived from net change in outstanding shares - Class I (a)(c)	3,717,761	3,037,339

Total increase in net assets from capital share transactions	5,629,695	3,969,705

Total increase in net assets	5,136,753	6,396,114

NET ASSETS

Beginning of period/year	17,535,702	11,139,588

End of period/year	$22,672,455	$17,535,702

Accumulated net investment loss	$(84,345)	$—

(1)	Class C shares have been offered since March 28, 2008.

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class A	Shares	Value	Shares	Value

Shares sold	280,361	$3,114,977	272,136	$3,282,869
Shares redeemed (b)	(113,600)	(1,259,643)	(220,660)	(2,350,503)

Net increase	166,761	$1,855,334	51,476	$932,366

(b)	Net of redemption fees of $737 and $9, respectively.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Changes in Net Assets, Continued

	Period Ended(1)
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class C	Shares	Value	Shares	Value

Shares sold	5,388	$56,600	—	$—
Shares redeemed			—	—

Net increase	5,388	$56,600	—	$—

	Six Months Ended
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007
Class I	Shares	Value	Shares	Value

Shares sold	311,791	$3,832,605	246,192	$3,302,692
Shares redeemed	(9,455)	(114,844)	(20,334)	(265,353)

Net increase	302,336	$3,717,761	225,858	$3,037,339

(c)	Net of redemption fees of $1,743 and $0, respectively.
(1)	Class C shares have been offered since March 28, 2008.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

	Six Months Ended
CLASS A	May 31, 2008		Year Ended	Period Ended
	(Unaudited)		November 30, 2007	November 30, 2006(1)

Net asset value, beginning of period/year	$12.03		$10.55	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.06)		(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.68)		1.64	0.65

Total from investment operations	(0.74)		1.48	0.54

LESS DISTRIBUTIONS

From net investment income	—		—	—
From net realized gain	—		—	—

Total distributions	—		—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	0.01

Net asset value, end of period/year	$11.29		$12.03	$10.55

Total return without sales load	(6.15	)% ^	14.03%	5.50	% ^
Total return with sales load	(11.10	)% ^	8.09%	0.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$37.5		$39.0	$42.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.67	%+	1.68%	1.62	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.46	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.30	%)+	(1.36%)	(1.25	%)+
After fees waived and expenses absorbed	(1.13	%)+	(1.18%)	(1.09	%)+
Portfolio turnover rate	21	% ^	51%	70	% ^

(1)	Fund commenced operations on December 1, 2005.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Period Ended
CLASS C	May 31, 2008(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.01)
Net realized and unrealized gain on investments	1.04

Total from investment operations	1.03

LESS DISTRIBUTIONS

From net investment income	—
From net realized gain	—

Total distributions	—

Net asset value, end of period	$11.03

Total return without sales load	10.30	% ^
Total return with sales load	9.30	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (millions)	$0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.50	%+
After fees waived and expenses absorbed	2.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(2.14	%)+
After fees waived and expenses absorbed	(1.89	%)+
Portfolio turnover rate	21	% ^

(1)	Class C shares have been offered since March 28, 2008.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Six Months Ended
CLASS I	May 31, 2008		Year Ended	Period Ended
	(Unaudited)		November 30, 2007	November 30, 2006(1)

Net asset value, beginning of period/year	$12.34		$10.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.05)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.69)		1.55	0.83

Total from investment operations	(0.74)		1.54	0.80

LESS DISTRIBUTIONS

From net investment income	—		—	—
From net realized gain	—		—	—

Total distributions	—		—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	—

Net asset value, end of period/year	$11.60		$12.34	$10.80

Total return	(6.00	)% ^	14.26%	8.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$9.5		$9.1	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.42	%+	1.43%	1.41	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.05	%)+	(1.11%)	(1.23	%)+
After fees waived and expenses absorbed	(0.88	%)+	(0.93%)	(1.07	%)+
Portfolio turnover rate	21	% ^	51%	70	% ^

(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
CLASS A	May 31, 2008		Year Ended		Period Ended
	(Unaudited)		November 30, 2007		November 30, 2006(1)

Net asset value, beginning of period/year	$12.22		$9.80		$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.05)		(0.10)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.48)		2.52		(0.13)

Total from investment operations	(0.53)		2.42		(0.20)

LESS DISTRIBUTIONS

From net investment income	—		—		—
From net realized gain	—		—		—
Total distributions	—		—		—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00	*	0.00	*

Net asset value, end of period/year	$11.69		$12.22		$9.80

Total return without sales load	(4.34	%) ^	24.69%		(2.00	%) ^
Total return with sales load	(9.38	%) ^	18.18%		(7.11	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$15.2		$13.8		$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.25	%+	3.14%		3.24	%+
After fees waived and expenses absorbed	1.50	%+	1.50%		1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.70	%)+	(2.65%)		(2.71	%)+
After fees waived and expenses absorbed	(0.95	%)+	(1.01%)		(0.97	%)+
Portfolio turnover rate	16	% ^	52	% ^	29	% ^

(1)	Fund commenced operations on February 1, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Period Ended
CLASS C	May 31, 2008(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.02)
Net realized and unrealized gain on investments	1.21

Total from investment operations	1.19

LESS DISTRIBUTIONS

From net investment income	—
From net realized gain	—

Total distributions	—

Net asset value, end of period	$11.19

Total return without sales load	11.90	% ^
Total return with sales load	10.90	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (millions)	$0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.94	%+
After fees waived and expenses absorbed	2.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(2.30	%)+
After fees waived and expenses absorbed	(1.61	%)+
Portfolio turnover rate	16	% ^

(1)	Class C shares have been offered since March 28, 2008.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
CLASS I	May 31, 2008		Year Ended	Period Ended
	(Unaudited)		November 30, 2007	November 30, 2006(1)

Net asset value, beginning of period/year	$13.39		$10.72	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.03)		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.53)		2.69	0.74
Total from investment operations	(0.56)		2.67	0.72

Net asset value, end of period/year	$12.83		$13.39	$10.72

Total return	(4.18	%) ^	24.91%	7.20	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$7.4		$3.7	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.00%		2.89%	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.44	%)+	(2.40%)	(2.65	%)+
After fees waived and expenses absorbed	(0.69	%)+	(0.76%)	(0.77	%)+
Portfolio turnover rate	16	% ^	52%	29	% ^

(1)	Class I shares have been offered since August 31, 2006.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Notes to Financial Statements May 31, 2008 (Unaudited)

 Note 1 – Organization

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A, Class C and Class I shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 1 year. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds’ investment objectives are to seek long-term capital appreciation.

 Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small Capsm exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Options on securities shall be valued at the mean between the most recent quoted bid and asked quotations.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2008, the Funds did not hold fair valued securities.

B.	Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 31) plus undistributed amounts, if any, from prior years.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first-in, first-out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class C shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. A contingent deferred sales charge of 1.00% is imposed on redemptions made in Class C shares for the first year since purchase. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the redemption fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	New Accounting Pronouncements. Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and the state of Massachusetts. As of November 30, 2007, open Federal and Massachusetts tax years include the tax years ended November 30, 2006 through 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Stephens Small Cap Growth Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund’s net assets as of May 31, 2008:

	Investments in	Other Financial
Description	Securities	Instruments

Level 1 - Quoted prices	$47,266,175	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$47,266,175	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund’s net assets as of May 31, 2008:

	Investments in	Other Financial
Description	Securities	Instruments

Level 1 - Quoted prices	$22,678,590	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$22,678,590	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

 Note 3 – Commitments and Other Related Party Transactions

Stephens Investment Management Group, LLC, (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended May 31, 2008, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $167,091 and $71,293 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s total net expenses to not more than 1.50% of average daily net assets for Class A shares, not more than 2.25% of average daily net assets for Class C shares, and not more than 1.25% of average daily net assets for Class I shares. The contract’s term expires December 1, 2008 for the Stephens Small Cap Growth Fund and February 1, 2009 for the Stephens Mid Cap Growth Fund. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended May 31, 2008, the Advisor waived fees of $38,806, and $71,551 for the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, respectively.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

At May 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount

November 30, 2009	$64,202	November 30, 2009	$139,483
November 30, 2010	$79,636	November 30, 2010	$179,613
November 30, 2011	$38,806	November 30, 2011	$71,551

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for each Fund. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$50,000
Under $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2008, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $26,742 and $21,756 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended May 31, 2008, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were allocated $2,845 and $2,834 of the Trust’s Chief Compliance Officer fee, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares and Class C shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended May 31, 2008, Stephens, Inc., an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $43,253 from the Stephens Small Cap Growth Fund and $13,690 from the Stephens Mid Cap Growth Fund under the Plan. For the six months ended May 31, 2008, Stephens, Inc., also received sales commissions of $32,937 from the Stephens Small Cap Growth Fund and $16,273 from the Stephens Mid Cap Growth Fund.

 Note 4 – Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Stephens Small Cap Growth Fund for the six months ended May 31, 2008, were $11,693,722 and $9,136,677, respectively and for the Stephens Mid Cap Growth Fund for the six months ended May 31, 2008, were $8,363,019 and $2,857,097, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2008.

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Cost of investments(a)	$41,264,156	$20,312,387

Gross tax unrealized appreciation	$8,788,013	$3,014,123
Gross tax unrealized depreciation	(2,785,994)	(647,920)

Net tax unrealized appreciation	$6,002,019	$2,366,203

(a)	The difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

 Note 5 – Distributions to Shareholders

For the six months ended May 31, 2008, there were no distributions for the Funds.

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Stephens Funds®

Notes to Financial Statements as of May 31, 2008 (Unaudited), Continued

As of November 30, 2007, the components of accumulated earnings on a tax basis were as follows:

	Small Cap Growth Fund	Mid Cap Growth Fund

Net unrealized appreciation	$7,728,789	$2,545,036

Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	—	—

Total distributable earnings	$—	$—

Other accumulated gains	(30,875)	(172,665)

Total accumulated gains	$7,697,914	$2,372,371

 Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes. During the six months ended May 31, 2008 the Funds did not draw on the line of credit and there were no loan payable balances for the Funds at May 31, 2008.

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Stephens Funds®

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Information About The Portfolio Holdings (Unaudited)

The Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISOR
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

	Ticker	CUSIP

Stephens Small Cap Growth Fund – Class A	STSGX	742935422
Stephens Small Cap Growth Fund – Class C	STGCX	858802101
Stephens Small Cap Growth Fund – Class I	STSIX	742935380

Stephens Mid Cap Growth Fund – Class A	STMGX	742935414
Stephens Mid Cap Growth Fund – Class C	SFMCX	858802200
Stephens Mid Cap Growth Fund – Class I	SFMIX	742935372

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky

Robert M. Slotky, President

Date	8/7/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky

Robert M. Slotky, President

Date	8/7/08

By (Signature and Title)*	/s/ Eric W. Falkeis

Eric W. Falkeis, Treasurer

Date	8/8/08

* Print the name and title of each signing officer under his or her signature.
Stephens Funds 5.31.08 N-CSR

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